Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
October 31, 2024
FVD-NPRT1-1224
1.809083.121
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 3.2%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	248,800	12,974,732
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources Ltd (United States)	785,000	26,705,700
Imperial Oil Ltd (United States)	368,200	27,423,536
Parex Resources Inc (a)	697,708	6,479,236
Parkland Corp	140,900	3,278,745
		63,887,217
Information Technology - 0.2%
Software - 0.2%
Open Text Corp (United States)	251,218	7,536,540
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	422,700	20,154,336
TOTAL CANADA		104,552,825
DENMARK - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	234,000	4,459,417
FRANCE - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	76,436	13,260,182
GERMANY - 2.1%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	70,200	7,939,620
Industrials - 1.9%
Air Freight & Logistics - 0.4%
Deutsche Post AG	322,095	12,938,405
Industrial Conglomerates - 1.5%
Siemens AG	237,077	46,123,299
TOTAL INDUSTRIALS		59,061,704

TOTAL GERMANY		67,001,324
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA ADR	52,988	1,244,158
UNITED KINGDOM - 4.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	119,454	6,816,623
Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola Europacific Partners PLC	281,839	21,419,764
Diageo PLC	554,500	17,123,946
		38,543,710
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	735,014	52,296,246
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC (a)	3,158,766	39,661,938
TOTAL UNITED KINGDOM		137,318,517
UNITED STATES - 88.1%
Communication Services - 4.7%
Entertainment - 1.9%
Walt Disney Co/The	642,700	61,827,740
Media - 2.8%
Comcast Corp Class A	2,113,730	92,306,589
TOTAL COMMUNICATION SERVICES		154,134,329

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.5%
H&R Block Inc	819,862	48,970,357
Specialty Retail - 2.8%
Lowe's Cos Inc	120,300	31,498,149
Murphy USA Inc	20,800	10,159,760
Ross Stores Inc	217,540	30,394,689
Ulta Beauty Inc (b)	48,700	17,969,326
		90,021,924
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	203,600	9,660,820
TOTAL CONSUMER DISCRETIONARY		148,653,101

Consumer Staples - 9.1%
Beverages - 2.3%
Coca-Cola Co/The	600,600	39,225,186
Keurig Dr Pepper Inc	1,070,500	35,272,975
		74,498,161
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (b)	234,100	19,835,293
US Foods Holding Corp (b)	510,860	31,494,519
		51,329,812
Food Products - 1.3%
Mondelez International Inc	267,261	18,302,033
Tyson Foods Inc Class A	387,029	22,676,029
		40,978,062
Household Products - 1.1%
Procter & Gamble Co/The	225,434	37,237,188
Personal Care Products - 2.8%
Haleon PLC	5,737,400	27,574,323
Kenvue Inc	2,742,404	62,883,324
		90,457,647
TOTAL CONSUMER STAPLES		294,500,870

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp	1,145,641	133,787,956
Occidental Petroleum Corp	291,601	14,612,126
Shell PLC ADR	826,800	55,850,340
		204,250,422
Financials - 24.7%
Banks - 10.8%
Bank of America Corp	1,729,590	72,331,454
Cullen/Frost Bankers Inc	63,891	8,136,519
JPMorgan Chase & Co	503,370	111,707,870
M&T Bank Corp	171,177	33,324,738
PNC Financial Services Group Inc/The	215,396	40,552,605
US Bancorp	599,200	28,947,352
Wells Fargo & Co	844,489	54,824,226
		349,824,764
Capital Markets - 3.0%
Blackrock Inc	64,883	63,652,170
Northern Trust Corp	327,824	32,952,868
		96,605,038
Financial Services - 3.9%
Apollo Global Management Inc	185,900	26,632,034
Berkshire Hathaway Inc Class B (b)	179,992	81,161,993
Visa Inc Class A	63,600	18,434,460
		126,228,487
Insurance - 7.0%
Chubb Ltd	346,846	97,963,184
The Travelers Companies, Inc.	369,506	90,876,306
Willis Towers Watson PLC	126,799	38,317,390
		227,156,880
TOTAL FINANCIALS		799,815,169

Health Care - 14.7%
Biotechnology - 1.3%
Gilead Sciences Inc	485,200	43,095,464
Health Care Providers & Services - 8.9%
Centene Corp (b)	857,590	53,393,553
Cigna Group/The	230,591	72,592,353
CVS Health Corp	664,700	37,528,962
Elevance Health Inc	81,577	33,100,684
UnitedHealth Group Inc	160,820	90,782,890
		287,398,442
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	948,485	52,897,008
Elanco Animal Health Inc (b)	92,500	1,169,200
GSK PLC ADR	88,600	3,256,936
Johnson & Johnson	348,208	55,664,531
Merck & Co Inc	313,200	32,046,624
		145,034,299
TOTAL HEALTH CARE		475,528,205

Industrials - 9.6%
Aerospace & Defense - 2.8%
L3Harris Technologies Inc	72,226	17,873,768
Lockheed Martin Corp	61,185	33,410,069
Northrop Grumman Corp	78,664	40,041,550
		91,325,387
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	113,400	11,684,736
FedEx Corp	87,800	24,044,030
		35,728,766
Building Products - 0.6%
Johnson Controls International plc	263,800	19,930,090
Electrical Equipment - 0.7%
GE Vernova Inc	17,900	5,399,714
Regal Rexnord Corp	109,206	18,187,167
		23,586,881
Machinery - 3.2%
Allison Transmission Holdings Inc	54,400	5,813,184
Cummins Inc	24,500	8,060,010
Deere & Co	143,900	58,234,891
Oshkosh Corp	26,090	2,667,441
Pentair PLC	300,355	29,771,188
		104,546,714
Professional Services - 0.6%
Maximus Inc	212,011	18,326,231
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	94,000	18,493,560
TOTAL INDUSTRIALS		311,937,629

Information Technology - 5.1%
Communications Equipment - 2.2%
Cisco Systems Inc	1,281,856	70,207,253
IT Services - 1.6%
Amdocs Ltd	431,804	37,888,642
Cognizant Technology Solutions Corp Class A	202,515	15,105,594
		52,994,236
Software - 1.3%
Gen Digital Inc	1,492,382	43,443,240
TOTAL INFORMATION TECHNOLOGY		166,644,729

Materials - 2.3%
Chemicals - 0.9%
AdvanSix Inc	33,500	950,395
CF Industries Holdings Inc	337,700	27,769,071
		28,719,466
Construction Materials - 0.6%
CRH PLC	201,500	19,229,145
Containers & Packaging - 0.8%
Crown Holdings Inc	217,500	20,347,125
Silgan Holdings Inc	109,400	5,660,356
		26,007,481
TOTAL MATERIALS		73,956,092

Real Estate - 1.1%
Retail REITs - 0.4%
Simon Property Group Inc	76,100	12,870,032
Specialized REITs - 0.7%
Crown Castle Inc	201,500	21,659,235
TOTAL REAL ESTATE		34,529,267

Utilities - 5.9%
Electric Utilities - 4.4%
Edison International	547,333	45,100,239
NextEra Energy Inc	106,681	8,454,469
PG&E Corp	3,873,003	78,312,122
Southern Co/The	109,246	9,944,663
		141,811,493
Gas Utilities - 0.2%
UGI Corp	267,200	6,388,752
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	655,531	10,809,706
Multi-Utilities - 1.0%
Sempra	383,500	31,972,395
TOTAL UTILITIES		190,982,346

TOTAL UNITED STATES		2,854,932,159
TOTAL COMMON STOCKS (Cost $2,439,472,437)		3,182,768,582

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd (Cost $31,897,395)	780,640	26,942,191

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	19,282,759	19,286,616
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	4,732,826	4,733,299
TOTAL MONEY MARKET FUNDS (Cost $24,019,915)			24,019,915

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,495,389,747)	3,233,730,688
NET OTHER ASSETS (LIABILITIES) - 0.4%	11,396,765
NET ASSETS - 100.0%	3,245,127,453

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	45,154,558	145,774,344	171,642,286	485,456	-	-	19,286,616	0.0%
Fidelity Securities Lending Cash Central Fund	1,860,000	11,839,455	8,966,156	3,380	-	-	4,733,299	0.0%
Total	47,014,558	157,613,799	180,608,442	488,836	-	-	24,019,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.